Organization and Principal Activities - Schedule of Consolidated Balance Sheets Information (Details) - Variable Interest Entities [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents	$ 43,721	$ 566,544
Restricted cash	116,838
Accounts receivable, net	5,097,619	55,522,880
Amounts due from related parties, current	21,356	13,587,536
Inventories		10,724
Contract costs	1,639,892	2,357,950
Advance to suppliers	36,478	3,205,098
Prepaid expenses and other current assets, net	343,376	413,579
Amount due from intercompany, current	3,537,843	2,063,000
Total current assets	10,837,122	77,727,311
Non-current assets:
Property and equipment, net	118,497	1,777,249
Intangible assets, net	111,420	140,366
Long-term investments	61,981	937,909
Right of use assets		66,913
Prepaid expenses and other non-current assets	3,655,687	3,558,515
Total non-current assets	3,947,585	6,480,952
TOTAL ASSETS	14,784,707	84,208,263
Current liabilities:
Short-term borrowings	29,214,396	32,879,865
Accounts payable	36,757,500	26,740,606
Amount due to related parties, current	70,004	67,068
Deferred revenue	2,363,266	2,385,228
Accrued expenses and other current liabilities	24,988,421	22,173,896
Lease liabilities, current	40,098	57,545
Amount due to intercompany, current	37,322,575	31,080,404
Total current liabilities	130,756,260	115,384,612
Non-current liabilities:
Amount due to related parties, non current	7,602,043	7,336,833
Accrued liabilities, non-current	4,704,972	4,508,695
Long-term borrowing	1,387,082
Lease liabilities, non-current	18,390
Total non-current liabilities	13,712,487	11,845,528
TOTAL LIABILITIES	$ 144,468,747	$ 127,230,140